CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 1,314	$ 40,466	$ 4,188
Adjustments to reconcile net income to net cash used in operating activities:
Cash received and recorded as deferred revenue	0	0	934
Depreciation and amortization	1,317	8	0
Equity in earnings of joint ventures	5,330	(40,228)	(5,007)
Changes in accrued interest income on advances to joint ventures and demand note	(4,349)	(1,381)	(1,619)
Amortization and write off of deferred debt issuance cost	4,362	379	379
Changes in accrued interest expense	1,146	352	114
Refundable value added tax liability on import	(26,298)	0	0
Net currency exchange losses (gains)	(271)	0	0
Unrealized loss on financial instruments	161	0	0
Other adjustments	35	(38)	(2,187)
Changes in working capital:
Restricted cash	(22,180)	0	0
Trade receivables	(6,115)	(58)	0
Unbilled construction contract income	55,174	(51,062)	(4,111)
Prepaid expenses and other receivables	26	(530)	0
Trade payables	864	(212)	143
Amounts due to owners and affiliates	6,019	0	0
Value added and withholding tax liability	7,660	4,614	0
Accrued liabilities and other payables	3,781	6,473	(469)
Net cash provided by (used in) operating activities	27,976	(41,217)	(7,635)
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	(170,906)	(36,323)	(57,768)
Demand note made to Höegh LNG	(140,000)	0	0
Receipts from repayment of principal on advances to joint ventures	6,666	5,542	6,009
Receipts from repayment of principal on direct financing lease	1,341	0	0
(Increase) decrease in restricted cash	10,700	0	(9,950)
Net cash provided by (used in) investing activities	(292,199)	(30,781)	(61,709)
FINANCING ACTIVITIES
Proceeds from long-term debt	257,099	0	0
Proceeds from amounts due to owners and affiliates	10,193	15,207	0
Proceeds from loans and promissory notes due to owners and affiliates	650	101,493	61,664
Repayment of long-term debt	(44,766)	0	0
Repayment of amounts due to owners and affiliates	(25,400)	0	0
Repayment of loans and promissory notes due to owners and affiliates	(49,150)	0	0
Contributions from (distributions to) owner	(11,198)	(35,333)	7,780
Customer loan for funding of value added liability on import	26,297	0	0
Payment of debt issuance cost	(8,023)	(9,361)	0
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering (note 3)	203,467	0	0
Cash from proceeds of initial public offering distributed to Höegh LNG	(43,467)	0	0
Cash distributions to unitholders	(4,826)	0	0
Cash settlement of derivative financial instruments	(1,100)	0	0
(Increase) decrease in restricted cash	(15,184)	0	0
Net cash provided by financing activities	294,592	72,006	69,444
Increase (decrease) in cash and cash equivalents	30,369	8	100
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	108	100	0
Cash and cash equivalents, end of period	$ 30,477	$ 108	$ 100